SCHEDULE OF DEFERRED INCOME (Details) - CAD ($)	Sep. 30, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Deferred income from customers	$ 136,458	$ 58,457
Deferred income from government	1,342	5,233
Deferred Income	$ 137,800	$ 63,690